Organization (Details)	12 Months Ended
Dec. 31, 2012 subsidiary area
Real Estate Properties [Line Items]
Number Of Wholly Owned Subsidiaries	2
Number of metropolitan areas	17
Unconsolidated Joint Venture [Member]
Real Estate Properties [Line Items]
Number of real estate properties	5
Office properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	74
Area of real estate property	20,500,000
Real Estate Properties Leased, Percent	87.50%